Schedule of Investments (unaudited)	iShares® High Yield Bond Factor ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)(b)	$755	$591,029
Aerospace & Defense — 3.5%
Bombardier Inc., 7.88%, 04/15/27 (Call 01/03/23)(a)	865	850,935
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)(b)	200	183,500
5.75%, 10/15/27 (Call 07/15/27)(a)	865	822,996
Spirit AeroSystems Inc., 7.50%, 04/15/25 (Call 01/03/23)(a)	855	845,809
TransDigm Inc.
6.25%, 03/15/26 (Call 01/03/23)(a)	845	840,893
8.00%, 12/15/25 (Call 01/03/23)(a)	220	223,850
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 01/03/23)	125	123,207
		3,891,190
Agriculture — 0.9%
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	850	738,284
10.50%, 11/01/26 (Call 01/03/23)(a)	234	234,585
		972,869
Airlines — 3.1%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	950	869,251
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	405	354,531
American Airlines Inc., 11.75%, 07/15/25(a)	690	766,268
Azul Investments LLP, 7.25%, 06/15/26 (Call 06/15/24)(a)(b)	775	528,996
Delta Air Lines Inc.
4.38%, 04/19/28 (Call 01/19/28)(b)	355	324,415
7.38%, 01/15/26 (Call 12/15/25)(b)	600	619,848
		3,463,309
Auto Manufacturers — 2.1%
Allison Transmission Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)	245	231,584
Ford Motor Co.
5.29%, 12/08/46 (Call 06/08/46)	455	359,464
9.63%, 04/22/30 (Call 01/22/30)(b)	210	240,393
Ford Motor Credit Co. LLC, 5.58%, 03/18/24 (Call 02/18/24)	600	593,250
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	565	431,707
5.50%, 07/15/29 (Call 07/15/24)(a)	575	411,044
5.88%, 01/15/28 (Call 01/15/24)(a)	135	103,950
		2,371,392
Banks — 1.1%
Intesa Sanpaolo SpA
4.95%, 06/01/42 (Call 06/01/41)(a)(c)	460	302,384
5.02%, 06/26/24(a)	375	361,257
5.71%, 01/15/26(a)(b)	625	603,842
		1,267,483
Biotechnology — 0.6%
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(a)	745	626,083

Building Materials — 0.5%
Builders FirstSource Inc., 6.38%, 06/15/32 (Call 06/15/27)(a)	635	586,656

Chemicals — 3.0%
Avient Corp., 5.75%, 05/15/25 (Call 01/03/23)(a)(b)	455	443,616
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(a)	500	451,465
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(a)	675	540,000
Methanex Corp., 5.25%, 12/15/29 (Call 09/15/29)	165	147,368
Security	Par (000)	Value

Chemicals (continued)
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 01/03/23)(a)(b)	$510	$464,120
Rayonier AM Products Inc., 7.63%, 01/15/26 (Call 01/15/24)(a)	415	391,137
Sasol Financing USA LLC
5.50%, 03/18/31 (Call 03/18/30)	200	165,963
5.88%, 03/27/24 (Call 02/27/24)(b)	830	824,190
		3,427,859
Coal — 0.6%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)	515	436,275
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(a)	215	213,234
		649,509
Commercial Services — 5.9%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(a)	485	423,313
4.88%, 07/15/32(a)	730	631,603
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(a)(b)	268	249,240
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)(b)	500	413,750
Graham Holdings Co., 5.75%, 06/01/26 (Call 12/12/22)(a)	119	116,025
Korn Ferry, 4.63%, 12/15/27 (Call 01/03/23)(a)	220	201,120
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)	880	774,145
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 12/16/22)(a)	534	528,660
Prime Security Services Borrower LLC/Prime Finance Inc.
5.75%, 04/15/26(a)	683	676,170
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	610	567,300
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 01/03/23)(a)	340	334,900
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 01/03/23)(a)	655	623,887
9.25%, 04/15/25 (Call 03/16/25)(a)(b)	330	329,175
United Rentals North America Inc., 4.88%, 01/15/28 (Call 01/15/23)	385	369,238
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(a)	555	453,180
		6,691,706
Computers — 0.4%
Conduent Business Services LLC/Conduent State & Local
Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)	515	422,300

Cosmetics & Personal Care — 0.9%
Coty Inc., 5.00%, 04/15/26 (Call 04/15/23)(a)(b)	570	546,482
Coty Inc./HFC Prestige Products Inc./HFC Prestige
International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	495	440,550
		987,032
Diversified Financial Services — 6.5%
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 04/15/24)(a)(b)	250	229,080
6.88%, 04/15/30 (Call 04/15/25)(a)	325	294,418
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	1,230	718,910
3.63%, 10/01/31 (Call 10/01/26)(a)	250	135,000
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 12/12/22)(b)	205	193,725
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	650	631,950
goeasy Ltd., 5.38%, 12/01/24 (Call 01/03/23)(a)	480	454,800
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	620	483,355
5.50%, 08/15/28 (Call 08/15/23)(a)	25	20,964
5.75%, 11/15/31 (Call 11/15/26)(a)	620	495,765
OneMain Finance Corp.
5.38%, 11/15/29 (Call 05/15/29)	25	20,880
6.63%, 01/15/28 (Call 07/15/27)(b)	70	64,365

Schedule of Investments (unaudited) (continued)	iShares® High Yield Bond Factor ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
6.88%, 03/15/25	$605	$587,634
7.13%, 03/15/26	910	881,603
(PennyMac Financial Services Inc., 5.75%, 09/15/31Call 09/15/26)(a)	400	319,888
PRA Group Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)(b)	220	182,787
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.88%, 03/01/31 (Call 03/01/26)(a)	1,170	905,048
4.00%, 10/15/33 (Call 10/15/27)(a)	305	224,175
SLM Corp., 3.13%, 11/02/26 (Call 10/02/26)	500	430,000
		7,274,347
Electric — 3.6%
Drax Finco PLC, 6.63%, 11/01/25 (Call 12/12/22)(a)	446	422,585
Enerflex Ltd., 9.00%, 10/15/27	575	568,083
FirstEnergy Corp.
Series C, 3.40%, 03/01/50 (Call 09/01/49)	625	416,144
Series C, 5.35%, 07/15/47 (Call 01/15/47)	284	250,238
Mercury Chile Holdco LLC, 6.50%, 01/24/27 (Call 01/24/24)(a)	225	198,992
NRG Energy Inc., 5.75%, 01/15/28 (Call 01/15/23)(b)	400	383,000
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	925	853,414
5.25%, 07/01/30 (Call 07/01/25)(b)	185	167,515
Vistra Operations Co. LLC
5.50%, 09/01/26 (Call 12/12/22)(a)	500	483,865
5.63%, 02/15/27 (Call 12/12/22)(a)	310	299,910
		4,043,746
Electrical Components & Equipment — 0.9%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)	575	489,164
4.75%, 06/15/28 (Call 06/15/23)(a)	620	540,603
		1,029,767
Energy - Alternate Sources — 0.5%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 01/03/23)(a)(b)	650	619,711

Engineering & Construction — 0.8%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	735	715,067
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(a)	215	199,950
		915,017
Entertainment — 3.2%
(AMC Entertainment Holdings Inc., 7.50%, 02/15/29 Call 02/15/25)(a)	905	515,696
Live Nation Entertainment Inc.
4.88%, 11/01/24 (Call 01/03/23)(a)(b)	225	221,483
6.50%, 05/15/27 (Call 05/15/23)(a)(b)	740	741,401
Odeon Finco PLC, 12.75%, 11/01/27	365	313,473
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(a)	1,190	808,698
(Universal Entertainment Corp., 8.50%, 12/11/24 Call 12/11/23)(a)(b)	530	488,945
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25 (Call 01/03/23)(a)(b)	515	516,092
		3,605,788
Environmental Control — 0.8%
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	683	607,515
5.13%, 12/15/26 (Call 01/03/23)(a)	310	298,517
		906,032
Security	Par (000)	Value

Food — 0.3%
B&G Foods Inc.
5.25%, 04/01/25 (Call 01/03/23)	$190	$167,639
5.25%, 09/15/27 (Call 01/03/23)	230	185,012
		352,651
Gas — 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24 (Call 03/20/24)	465	458,606
5.75%, 05/20/27 (Call 02/20/27)	401	382,554
5.88%, 08/20/26 (Call 05/20/26)	85	80,963
		922,123
Health Care - Products — 0.3%
Garden Spinco Corp., 8.63%, 07/20/30 (Call 07/20/27)(a)	275	291,952

Health Care - Services — 1.0%
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	375	275,625
4.63%, 06/01/30 (Call 06/01/25)(a)	1,060	858,049
		1,133,674
Holding Companies - Diversified — 1.3%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)(b)	240	209,817
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27 (Call 11/15/26)	505	465,100
6.25%, 05/15/26 (Call 01/03/23)	700	690,949
6.38%, 12/15/25 (Call 01/03/23)	155	151,383
		1,517,249
Home Builders — 1.1%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	535	421,596
6.25%, 09/15/27 (Call 01/03/23)(a)	540	480,590
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	346	345,430
		1,247,616
Housewares — 0.4%
Newell Brands Inc., 6.00%, 04/01/46 (Call 10/01/45)(b)	650	500,500

Insurance — 0.2%
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	201	202,079

Internet — 2.4%
Gen Digital Inc., 5.00%, 04/15/25 (Call 12/12/22)(a)	690	669,300
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 12/12/22)(a)	645	484,958
TripAdvisor Inc., 7.00%, 07/15/25 (Call 12/12/22)(a)	430	424,675
Uber Technologies Inc.
7.50%, 05/15/25 (Call 01/03/23)(a)	350	352,121
7.50%, 09/15/27 (Call 01/03/23)(a)	760	763,952
		2,695,006
Iron & Steel — 1.7%
Cleveland-Cliffs Inc., 5.88%, 06/01/27 (Call 01/03/23)(b)	450	425,970
Mineral Resources Ltd.
8.13%, 05/01/27 (Call 01/03/23)(a)	593	600,265
8.50%, 05/01/30 (Call 05/01/25)(a)	430	438,583
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)(b)	420	409,668
		1,874,486
Leisure Time — 4.2%
Carnival Corp.
7.63%, 03/01/26 (Call 03/01/24)(a)(b)	1,005	846,712
9.88%, 08/01/27 (Call 02/01/24)(a)	350	341,626
10.50%, 02/01/26 (Call 08/01/23)(a)	515	521,232

Schedule of Investments (unaudited) (continued)	iShares® High Yield Bond Factor ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
10.50%, 06/01/30 (Call 06/01/25)(a)	$125	$107,018
NCL Corp. Ltd., 5.88%, 02/15/27 (Call 02/15/24)(a)	920	819,104
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (Call 01/01/26)(a)(b)	505	418,352
5.50%, 08/31/26 (Call 02/28/26)(a)	1,095	949,912
11.63%, 08/15/27 (Call 08/15/24)(a)(b)	330	339,075
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)	550	418,000
		4,761,031
Lodging — 2.1%
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(a)	500	445,819
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	200	191,113
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	635	514,641
6.63%, 07/31/26 (Call 04/30/26)(a)(b)	550	538,915
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(a)	100	91,610
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	555	532,761
		2,314,859
Machinery — 0.6%
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)(b)	805	692,300

Manufacturing — 0.4%
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)	520	485,638

Media — 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/34 (Call 01/15/28)(a)	1,024	797,696
4.50%, 06/01/33 (Call 06/01/27)(a)	900	714,249
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)(b)	920	844,173
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)	600	514,038
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	980	838,013
UPC Holding BV, 5.50%, 01/15/28 (Call 12/12/22)(a)	200	178,000
		3,886,169
Mining — 4.7%
Arconic Corp.
6.00%, 05/15/25 (Call 01/03/23)(a)(b)	200	196,986
6.13%, 02/15/28 (Call 02/15/23)(a)	820	769,939
Eldorado Gold Corp., 6.25%, 09/01/29 (Call 09/01/24)(a)	555	453,146
Endeavour Mining PLC, 5.00%, 10/14/26 (Call 10/14/23)(a)(b)	515	429,407
First Quantum Minerals Ltd.
6.88%, 03/01/26 (Call 12/12/22)(a)	480	462,830
7.50%, 04/01/25 (Call 12/12/22)(a)(b)	680	670,001
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(a)(b)	570	565,369
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)	400	390,142
IAMGOLD Corp., 5.75%, 10/15/28 (Call 10/15/23)(a)	525	372,321
Stillwater Mining Co.
4.00%, 11/16/26 (Call 11/16/23)(a)	600	523,350
4.50%, 11/16/29 (Call 11/16/25)(a)	550	440,688
		5,274,179
Oil & Gas — 8.1%
Antero Resources Corp., 7.63%, 02/01/29 (Call 02/01/24)(a)	341	347,936
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(a)	515	500,837
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)	246	226,701
CNX Resources Corp., 7.25%, 03/14/27 (Call 01/03/23)(a)	59	58,779
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)(a)	485	466,973
Energean PLC, 6.50%, 04/30/27 (Call 10/30/23)(a)(b)	425	388,739
Security	Par (000)	Value

Oil & Gas (continued)
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)(b)	$240	$239,225
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(a)	455	408,590

Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(a)	525	519,750
Kosmos Energy Ltd.
7.13%, 04/04/26 (Call 12/12/22)(a)	625	556,309
7.50%, 03/01/28 (Call 03/01/24)(a)	450	387,455
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas
Finance Corp., 6.00%, 08/01/26 (Call 12/12/22)(a)	120	116,100
Matador Resources Co., 5.88%, 09/15/26 (Call 12/16/22)(b)	903	894,403
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(a)	240	234,600
Occidental Petroleum Corp.
7.88%, 09/15/31	300	328,500
8.50%, 07/15/27 (Call 01/15/27)(b)	271	295,390
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)(b)	310	275,175
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)	435	397,051
7.25%, 06/15/25 (Call 01/03/23)	610	606,492
PDC Energy Inc., 5.75%, 05/15/26 (Call 01/03/23)	365	348,637
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27 (Call 01/03/23)	515	507,731
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	550	574,750
W&T Offshore Inc., 9.75%, 11/01/23 (Call 01/03/23)(a)	500	494,625
		9,174,748
Oil & Gas Services — 2.6%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)(b)	185	171,588
6.88%, 04/01/27 (Call 01/03/23)(a)(b)	430	416,025
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(a)(b)	240	224,176
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)(b)	425	357,448
USA Compression Partners LP/USA Compression
Finance Corp.
6.88%, 04/01/26 (Call 01/03/23)	650	622,375
6.88%, 09/01/27 (Call 01/03/23)	360	343,692
Weatherford International Ltd., 8.63%, 04/30/30 (Call 10/30/24)(a)	875	839,125
		2,974,429
Packaging & Containers — 1.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal
Packaging Finance PLC, 3.25%, 09/01/28 (Call 05/15/24)(a)	600	505,969
Berry Global Inc., 5.63%, 07/15/27 (Call 01/03/23)(a)(b)	445	436,100
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(a)	525	443,844
		1,385,913
Pharmaceuticals — 0.6%
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)	685	632,618
Pipelines — 3.9%
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.75%, 03/01/27 (Call 12/16/22)(a)	490	467,905
7.88%, 05/15/26 (Call 05/15/23)(a)	465	474,403
Crestwood Midstream Partners LP/Crestwood Midstream
Finance Corp.
5.75%, 04/01/25 (Call 01/03/23)	350	341,207
8.00%, 04/01/29 (Call 04/01/24)(a)(b)	380	382,850
Delek Logistics Partners LP/Delek Logistics Finance Corp.,
7.13%, 06/01/28 (Call 06/01/24)(a)	235	217,699
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	360	343,494

Schedule of Investments (unaudited) (continued)	iShares® High Yield Bond Factor ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.45%, 06/01/47 (Call 12/01/46)	$210	$170,100
(EQM Midstream Partners LP, 6.50%, 07/15/48 Call 01/15/48)	215	166,552
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28 (Call 02/01/23)(a)(b)	465	423,690
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)	900	869,809
6.75%, 09/15/25 (Call 12/21/22)(a)	245	239,299
Western Midstream Operating LP, 5.50%, 02/01/50 (Call 08/01/49)	345	281,175
		4,378,183
Real Estate — 1.1%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 05/15/28 (Call 05/15/23)(a)(b)	560	534,851
WeWork Companies Inc., 7.88%, 05/01/25(a)	830	423,300
WeWork Companies LLC/WW Co-Obligor Inc., 5.00%, 07/10/25 (Call 04/10/25)(a)	625	275,667
		1,233,818
Real Estate Investment Trusts — 5.4%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	490	390,163
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)(b)	95	83,161
5.75%, 05/15/26 (Call 12/12/22)(a)(b)	955	918,070
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	160	133,952
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	75	70,125
5.63%, 07/15/32 (Call 07/15/26)(a)	200	176,678
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)	75	64,227
5.88%, 10/01/28 (Call 10/01/23)(a)	625	578,794
7.50%, 06/01/25 (Call 01/03/23)(a)	305	307,288
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/23)(a)	475	432,060
4.00%, 09/15/29 (Call 09/15/24)(a)	460	385,464
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	800	746,640
4.75%, 10/01/26 (Call 08/01/26)	475	391,732
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.88%, 02/15/25 (Call 01/03/23)(a)	385	386,618
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)	380	317,380
6.50%, 02/15/29 (Call 02/15/24)(a)	330	241,725
XHR LP, 6.38%, 08/15/25 (Call 12/12/22)(a)	432	420,478
		6,044,555
Retail — 3.8%
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(a)	480	381,459
Bath & Body Works Inc.
6.75%, 07/01/36	545	478,575
6.88%, 11/01/35(b)	845	764,725
Carvana Co., 5.50%, 04/15/27 (Call 04/15/24)(a)	745	267,388
Dave & Buster's Inc., 7.63%, 11/01/25 (Call 01/03/23)(a)(b)	251	252,234
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(a)	480	422,378
5.63%, 01/01/30 (Call 01/01/25)(a)	520	473,012
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)	325	249,680
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	150	113,250
Security	Par/ Shares (000)	Value

Retail (continued)
Macy's Retail Holdings LLC, 6.13%, 03/15/32 (Call 03/15/27)(a)(b)	$260	$230,812
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)	305	204,350
4.75%, 02/15/27 (Call 11/15/26)	565	424,126
		4,261,989
Software — 1.0%
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	500	369,825
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)	700	479,745
5.38%, 12/01/28 (Call 12/01/23)(a)	550	250,783
		1,100,353
Telecommunications — 4.2%
CommScope Inc., 8.25%, 03/01/27 (Call 01/03/23)(a)(b)	835	716,768
Embarq Corp., 8.00%, 06/01/36	1,575	669,107
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)(b)	521	463,690
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	200	168,026
Hughes Satellite Systems Corp.
5.25%, 08/01/26	425	405,693
6.63%, 08/01/26	449	417,420
Lumen Technologies Inc.
4.50%, 01/15/29 (Call 01/15/24)(a)	25	16,929
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	555	391,969
Sprint Capital Corp., 8.75%, 03/15/32.	320	382,608
Sprint LLC
7.13%, 06/15/24	400	408,473
7.63%, 02/15/25 (Call 11/15/24)	710	735,435
		4,776,118
Total Long-Term Investments — 96.3%
(Cost: $118,541,552)		108,457,061

Short-Term Securities

Money Market Funds — 19.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(d)(e)(f)	21,326	21,328,402
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	1,040	1,040,000

Total Short-Term Securities — 19.9%
(Cost: $22,361,381)		22,368,402

Total Investments — 116.2%
(Cost: $140,902,933)		130,825,463

Liabilities in Excess of Other Assets — (16.2)%		(18,252,857)

NetAssets—100.0%		$112,572,606

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® High Yield Bond Factor ETF
November 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares.	$16,908,997	$4,420,822	(a)	$—		$(8,274)	$6,857	$21,328,402	21,326	$118,505	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares.	4,590,000	—		(3,550,000	)(a)	—	—	1,040,000	1,040	15,840		—
						$(8,274)	$6,857	$22,368,402		$134,345		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$108,457,061	$—	$108,457,061
Money Market Funds	22,368,402	—	—	22,368,402
	$22,368,402	$108,457,061	$—	$130,825,463

Portfolio Abbreviation

REIT	Real Estate Investment Trust